UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%
	Shares	Value
AUSTRALIA — 4.2%
Newcrest Mining, Ltd. *	2,476,568	$22,887,762

AUSTRIA — 0.5%
IMMOFINANZ AG	1,351,734	2,547,477

BRAZIL — 2.1%
BrasilAgro — Brasileira de Propriedades Agricolas	384,400	912,996
Centrais Eletricas Brasileiras SA *	919,500	1,337,939
Centrais Eletricas Brasileiras SA ADR, Cl B	2,242,274	5,650,531
SLC Agricola SA	814,300	3,330,653

		11,232,119

CANADA — 29.5%
Barrick Gold Corp.	1,363,705	13,514,317
Cameco Corp.	2,332,587	28,317,606
Dundee Corp., Cl A*	1,025,605	3,528,743
Dundee Precious Metals, Inc. *	3,638,852	2,779,336
Gabriel Resources, Ltd. *	8,461,603	1,087,221
Goldcorp, Inc.	707,708	8,025,409
Ivanhoe Mines, Ltd., Cl A *	14,241,522	6,912,867
Kinross Gold Corp. *	9,738,856	15,971,724
Kirkland Lake Gold, Inc. *	320,757	1,142,535
Lundin Gold, Inc. *	5,266,330	14,736,251
MEG Energy Corp. *	923,662	3,830,735
New Gold Inc. *	2,008,333	4,880,249
Northern Dynasty Minerals, Ltd. (CAD) *	8,496,132	2,304,611
Northern Dynasty Minerals, Ltd. (USD) *	4,824,257	1,336,319
Novagold Resources, Inc. *	669,727	2,819,551
Silver Standard Resources, Inc. *	1,162,087	5,066,699
Silver Wheaton Corp.	559,371	6,578,203
Sprott, Inc.	8,955,768	12,274,305
Tahoe Resources, Inc.	766,786	5,955,194
Turquoise Hill Resources, Ltd. *	3,323,877	6,847,187
Uranium Participation Corp. *	3,387,664	12,260,302

		160,169,364

CHILE — 0.5%
Sociedad Quimica y Minera de Chile SA ADR	171,882	2,789,645

CHINA — 2.8%
China Yurun Food Group, Ltd. *	32,428,000	4,480,557
Guangshen Railway Co., Ltd., Cl H	11,141,003	4,729,566
Hua Hong Semiconductor, Ltd. * (A)	2,847,000	2,200,400
Nam Tai Property, Inc.	303,107	1,606,467
NVC Lighting Holding, Ltd.	19,225,203	2,059,544

		15,076,534

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — 4.1%
Areva SA *	1,032,751	$5,242,975
Electricite de France SA	1,302,207	17,048,764

		22,291,739

GREECE — 0.4%
Diana Shipping, Inc. *	950,400	2,376,000

HONG KONG — 0.9%
Guoco Group, Ltd.	301,000	3,045,264
Luks Group Vietnam Holdings Co., Ltd.	5,417,000	1,764,722

		4,809,986

ITALY — 0.6%
ERG SpA	247,305	3,078,753

JAPAN — 11.6%
Japan Digital Laboratory Co., Ltd.	232,700	3,085,219
Japan Steel Works, Ltd.	5,656,315	17,976,662
Kamigumi Co., Ltd.	377,000	3,388,498
Kurita Water Industries, Ltd.	132,700	2,820,218
Mitsubishi Corp.	492,400	7,893,241
Mitsui & Co., Ltd.	1,381,400	15,698,937
Organo Corp.	1,855,000	6,961,557
Sanshin Electronics Co., Ltd.	220,500	2,135,230
West Japan Railway Co.	47,800	3,100,981

		63,060,543

LEBANON — 0.4%
Solidere GDR (A)	42,171	429,722
Solidere GDR	158,704	1,644,584

		2,074,306

POLAND — 0.4%
Kernel Holding SA	190,288	2,082,169

RUSSIA — 17.9%
Etalon Group, Ltd. GDR	1,625,111	2,648,621
Federal Grid Unified Energy System PJSC *	17,126,073,423	13,322,373
Gazprom PAO ADR	6,291,486	22,408,465
Lukoil PJSC ADR	122,350	4,119,525
Mobile TeleSystems PJSC	1,542,601	4,635,931
Moscow Exchange MICEX-RTS PJSC	3,173,634	4,050,958
Protek OJSC *	2,376,134	2,211,790
RusHydro PJSC ADR	19,336,312	17,158,455
Sberbank of Russia PJSC ADR	3,610,609	20,024,628
Yandex NV, Cl A *	461,111	6,188,110

		96,768,856

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount		Value
SINGAPORE — 2.2%
Golden Agri-Resources, Ltd.		46,151,300	$12,108,892

SOUTH AFRICA — 0.9%
Impala Platinum Holdings, Ltd.		2,351,253	4,871,707

SOUTH KOREA — 3.6%
Hyundai Motor Co.		27,246	3,050,785
KT Corp.		495,399	11,347,216
KT Corp. ADR		398,660	4,911,491

			19,309,492

UKRAINE — 2.5%
Astarta Holding NV *		404,055	2,949,653
MHP SA GDR (A)		44,627	355,625
MHP SA GDR		1,284,540	10,236,283

			13,541,561

UNITED STATES — 7.4%
Cloud Peak Energy, Inc. *		1,747,210	2,620,815
CONSOL Energy		706,190	5,607,148
KBR Inc.		160,670	2,291,154
Layne Christensen Co. *		522,503	2,675,216
Pandora Media Inc. *		915,013	8,893,926
Peabody Energy		319,528	1,421,900
Royal Gold		240,418	7,162,052
Safe Bulkers Inc.		1,810,141	793,385
SkyWest, Inc.		436,135	6,550,748
Tsakos Energy Navigation, Ltd.		403,471	2,348,201

			40,364,545

TOTAL COMMON STOCK (Cost $778,749,149)			501,441,450

PREFERRED STOCK — 2.4%

BRAZIL — 2.4%
Centrais Eletricas Brasileiras SA, Cl B (Cost $22,105,885)		5,087,200	12,782,229

CONVERTIBLE BONDS — 0.8%

CANADA — 0.8%
Gabriel Resources, Ltd.
8.000%, 06/30/19 (C)	CAD	11,758,000	4,196,588

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A) (B)		$723,000	36,150

TOTAL CONVERTIBLE BONDS (Cost $11,566,862)			4,232,738

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

WARRANTS — 0.0%
	Number of Warrants/Number of Rights	Value
CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19, Strike Price $1.674 * (A) (C) (Cost $—)	4,679,684	$33,405

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19 * (A) (C) (Cost $—)	11,758	—

TOTAL INVESTMENTS — 95.7% (Cost $812,421,896) †		518,489,822
Other Assets and Liabilities, Net — 4.3%		23,578,076

NET ASSETS — 100.0%		$542,067,898

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security in default on interest payments.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2016, was $4,229,993 and represented 0.8% of net assets.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $812,421,896, and the unrealized appreciation and depreciation were $11,342,904 and $(305,274,978), respectively.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

OJSC — Open Joint Stock Company

PJSC —Public Joint Stock Company

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

The list of inputs used to value the Fund’s net assets as of January 31, 2016 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$22,887,762	$—	$22,887,762
Austria	—	2,547,477	—	2,547,477
Brazil	11,232,119	—	—	11,232,119
Canada	160,169,364	—	—	160,169,364
Chile	2,789,645	—	—	2,789,645
China	1,606,467	13,470,067	—	15,076,534
France	—	22,291,739	—	22,291,739
Greece	2,376,000	—	—	2,376,000
Hong Kong	—	4,809,986	—	4,809,986
Italy	—	3,078,753	—	3,078,753
Japan	—	63,060,543	—	63,060,543
Lebanon	429,722	1,644,584	—	2,074,306
Poland	—	2,082,169	—	2,082,169
Russia	34,528,687	62,240,169	—	96,768,856
Singapore	—	12,108,892	—	12,108,892
South Africa	—	4,871,707	—	4,871,707
South Korea	4,911,491	14,398,001	—	19,309,492
Ukraine	—	13,541,561	—	13,541,561
United States	40,364,545	—	—	40,364,545

Total Common Stock	258,408,040	243,033,410	—	501,441,450
Preferred Stock	12,782,229	—	—	12,782,229
Convertible Bonds	—	36,150	4,196,588	4,232,738
Warrants	—	—	33,405	33,405
Rights	—	—	—	—

Total Investments in Securities	$271,190,269	$243,069,560	$4,229,993	$518,489,822

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights	Total
Beginning Balance as of November 1, 2015	$6,755,275	$35,789	$—	$6,791,064
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	(2,558,687)	(2,384)	—	(2,561,071)
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of January 31, 2016	$4,196,588	$33,405	$—	$4,229,993

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2,558,687)	$(2,384)	$—	$(2,561,071)

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $243,033,410 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2016
(Unaudited)

As of January 31, 2016, all Level 3 investments’ fair value is based on third party pricing information from independent brokers without adjustment.

For the period ended January 31, 2016, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 64.8%
	Shares	Value
AUSTRALIA — 4.6%
Newcrest Mining, Ltd. *	5,932	$55,765

AUSTRIA — 0.8%
IMMOFINANZ AG	5,471	10,311

BRAZIL — 1.9%
BR Malls Participacoes SA	4,800	14,245
Centrais Eletricas Brasileiras SA *	1,100	1,601
Centrais Eletricas Brasileiras SA ADR *	5,233	7,430

		23,276

CANADA — 22.0%
Barrick Gold Corp.	5,629	55,782
Cameco Corp.	4,656	56,524
Goldcorp, Inc.	1,671	18,949
Kinross Gold Corp. *	19,069	31,273
MEG Energy Corp. *	4,471	18,543
New Gold Inc. *	7,848	19,071
Novagold Resources, Inc. *	7,102	29,899
Silver Wheaton Corp.	2,772	32,599
Turquoise Hill Resources, Ltd. *	2,943	6,063

		268,703

CHILE — 0.9%
Sociedad Quimica y Minera de Chile SA ADR	682	11,069

CHINA — 4.0%
China Shenhua Energy Co., Ltd., Cl H	9,500	14,344
Guangshen Railway Co., Ltd., Cl H	34,000	14,468
Hua Hong Semiconductor, Ltd. * (A)	17,000	13,114
K Wah International Holdings, Ltd.	21,000	7,505

		49,431

FRANCE — 0.3%
Areva SA *	668	3,387

JAPAN — 4.2%
Japan Steel Works, Ltd.	5,000	15,962
Kamigumi Co., Ltd.	2,000	18,025
Mitsubishi Corp.	300	4,809
Mitsui & Co., Ltd.	500	5,683
West Japan Railway Co.	100	6,479

		50,958

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 15.4%
Gazprom PAO	27,616	$50,163
LSR Group PJSC *	630	5,228
Lukoil PJSC	639	21,829
Mail.Ru Group, Ltd. GDR *	961	20,922
Mobile TeleSystems PJSC	7,027	21,118
RusHydro PJSC *	1,380,872	11,917
Sberbank of Russia PJSC *	30,341	38,934
Yandex NV, Cl A *	1,358	18,224

		188,335

SINGAPORE — 2.4%
Golden Agri-Resources, Ltd.	112,900	29,575

SOUTH AFRICA — 1.6%
AngloGold Ashanti, Ltd. ADR *	548	4,647
Gold Fields, Ltd.	3,040	10,432
Impala Platinum Holdings, Ltd.	2,159	4,510

		19,589

SOUTH KOREA — 3.6%
Hyundai Motor Co.	12	1,346
Hyundai Motor Co. GDR	222	8,774
KT Corp.	193	4,450
KT Corp. ADR	2,401	29,580

		44,150

UKRAINE — 2.0%
MHP SA GDR	3,026	24,347

UNITED STATES — 1.1%
Royal Gold	442	13,167

TOTAL COMMON STOCK (Cost $895,189)		792,063

TOTAL INVESTMENTS — 64.8% (Cost $895,189) †		792,063
Other Assets and Liabilities, Net — 35.2%		430,483

NET ASSETS — 100.0%		$1,222,546

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $895,189, and the unrealized appreciation and depreciation were $15,566 and $(118,692), respectively.

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2016
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

PJSC —Public Joint Stock Company

The list of inputs used to value the Fund’s net assets as of January 31, 2016 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$55,765	$—	$55,765
Austria	—	10,311	—	10,311
Brazil	23,276	—	—	23,276
Canada	268,703	—	—	268,703
Chile	11,069	—	—	11,069
China	—	49,431	—	49,431
France	3,387	—	—	3,387
Japan	—	50,958	—	50,958
Russia	167,413	20,922	—	188,335
Singapore	—	29,575	—	29,575
South Africa	4,647	14,942	—	19,589
South Korea	29,580	14,570	—	44,150
Ukraine	—	24,347	—	24,347
United States	13,167	—	—	13,167

Total Common Stock	521,242	270,821	—	792,063

Total Investments in Securities	$521,242	$270,821	$—	$792,063

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $270,821 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

KGI-QH-002-0200

3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016